Segment and Revenue Analysis - Schedule of Net Revenues Generated from Different Reportable Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Less: Sales tax and additional surcharge	$ (1,892)		$ (1,123)
Total net revenue from continuing operations	563,726	754	24,726
Commercial real estate business revenue [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue	565,618
China [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue	512,157	754	25,849
U.S. [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue	53,461
Pet food domestic sales [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue		754	25,849
Pet Chews [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue			8,367
Dried Pet Snacks [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue			8,005
Wet Canned Pet Food [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue			1,290
Dental Health Snacks [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue			550
Commercial real estate business revenue [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue	565,618
Others [Member]
Schedule of Net Revenues Generated from Different Reportable Segment [Line Items]
Total net revenue		$ 754	$ 7,637